Subsequent events (Details Textual) - 12 months ended Dec. 31, 2020 $ in Thousands	CAD ($) shares	$ / shares
Exercise price one [member] | Major ordinary share transactions [member]
Subsequent events [Line Items]
Number of share options exercised in share-based payment arrangement | shares	100,000
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares		$ 0.33
Exercise price two [member] | Major ordinary share transactions [member]
Subsequent events [Line Items]
Number of share options exercised in share-based payment arrangement | shares	30,000
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares		$ 0.36
Ordinary shares [member] | Exercise price one [member]
Subsequent events [Line Items]
Proceeds from exercise of options | $	$ 43,800